REVENUE (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Analysis of Revenue
An analysis of revenue is as follows:

	Three months ended March 31,
	2025	2024
	US$’000	US$’000
Revenue:
License revenue
License revenue - Novartis	9,348	12,181
License revenue - total	9,348	12,181
Collaboration revenue	185,615	78,481
Other revenue	90	3,329
Total Revenue	195,053	93,991

Summary of Revenue by Geographic Area
An analysis of revenue by geographic area is as follows. The revenue information is based on the locations of the customers.

	Three months ended March 31,
	2025	2024
	US$’000	US$’000
License and other revenue
United States of America	9,348	15,369
China	90	141
Total revenue and other revenue	9,438	15,510

Collaboration Revenue
United States of America	158,942	70,109
Europe	26,673	8,372
Total collaboration revenue	185,615	78,481
Total Revenue	195,053	93,991

Summary of Disclosure of Timing of transfer of Goods or Services
An analysis of the timing of transfer of goods or services is as follows:

	Three months ended March 31,
	2025	2024
	US$’000	US$’000

Revenue at a point in time	185,705	81,810
Revenue over time*	9,348	12,181
Total Revenue	195,053	93,991
*All revenue streams are recognized at a point in time except for License Revenue for Novartis which is recognized over time.

Summary of Deferred Revenue from Contract Liabilities
The following table shows the deferred revenue which is included in contract liabilities for the periods presented:

	March 31	December 31
	2025	2024
	US$’000	US$’000

Contract liabilities (Current)	39,535	46,874
Total	39,535	46,874